UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22883

ARK ETF Trust

(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

3 East 28th Street, 7th Floor
New York, NY 10016

(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 426-7040

Date of fiscal year end: July 31

Date of reporting period: January 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ARK ETF TRUST
SEMI-ANNUAL REPORT

JANUARY 31, 2019

INVESTING AT THE PACE OF INNOVATION

ARK Genomic Revolution ETF (ARKG)

ARK Industrial Innovation ETF (ARKQ)

ARK Innovation ETF (ARKK)

ARK Israel Innovative Technology ETF (IZRL)

ARK Web x.0 ETF (ARKW)

The 3D Printing ETF (PRNT)

ARK Invest | 3 E. 28th Street, 7th Floor, New York, NY 10016 | 212.426.7040 | info@ark-invest.com | ark-funds.com

Important Notice
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be made available on http://ark-funds.com/investor-resources, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary or, if you are a direct investor, by calling (212) 426-7040.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call (212) 426-7040 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive shareholder reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

The principal risks of investing in the ARK ETFs include: Equity Securities Risk: The value of the equity securities the Funds hold may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Funds invest (e.g., litigation or government regulation). Foreign Securities Risk: Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities such as risks of currency exchange rates, differences in foreign accounting and legal standards, and government restrictions on repatriation of capital. Health Care Sector Risk: Companies in the health care sector may be adversely affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Consumer Discretionary Risk: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns. Industrials Sector Risk: Companies in the industrials sector may be adversely affected by changes in government regulation (such as through the imposition or removal of tariffs), world events, economic conditions, environmental damages, product liability claims and exchange rates. Information Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The markets in which many information technology companies compete face rapidly evolving industry standards and government regulations, frequent new service and product announcements, introductions and enhancements, and changing customer demands. Communications Sector Risk: Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Cryptocurrency Investment Risk: The Funds may have exposure to cryptocurrency, such as bitcoin, indirectly through an investment in a grantor trust (e.g., the Grayscale Bitcoin Trust (BTC)) that will experience any associated volatility of the underlying cryptocurrency. The Funds’ exposure to cryptocurrencies may change over time and, accordingly, such exposure may not always be present in the Funds’ portfolios. Cryptocurrencies such as bitcoin are not “fiat” currencies of any central bank or government and currently are not subject to the authority of any central bank or government authority and are therefore not backed by any government, and regulatory and tax treatment of cryptocurrencies continues to develop. Please see the ARK ETFs’ current prospectuses for more detailed descriptions of the risks of investing in the ARK ETFs.

The views expressed in the Shareholder Letter are those of ARK Investment Management LLC (“ARK”) as of January 31, 2019. The Shareholder Letter may not necessarily reflect the views or holdings on the date this Semi-Annual Report is first published or anytime thereafter. The information in the Shareholder Letter may change, and the ARK ETFs disclaim any obligation to advise shareholders of any such changes. Certain information was obtained from sources that ARK believes to be reliable; however, ARK does not guarantee the accuracy or completeness of any information obtained from any third party.

Portfolio holdings will change and should not be considered as investment advice or a recommendation to buy, sell or hold any particular security. Please visit www.ark-funds.com for the most current list of portfolio holdings for the ARK ETFs.

Shareholder Letter
(Unaudited)

Dear Shareholder:

This Semi-Annual Report for the ARK ETF Trust covers the period from August 1, 2018 through January 31, 2019 for each ARK exchange-traded fund (“ETF” or collectively, “ARK ETFs”). The ARK ETF Trust, as of the period of this report, consists of four actively managed theme-based ETFs and two index-based ETFs.

ETF	Commencement Date
ARK Genomic Revolution ETF	10/31/14
ARK Industrial Innovation ETF	9/30/14
ARK Innovation ETF	10/31/14
ARK Web x.0 ETF	9/30/14
The 3D Printing ETF	7/19/16
ARK Israel Innovative Technology ETF	12/05/17

ARK Investment Management LLC (“ARK”), the investment adviser to the ARK ETFs, believes that disruptive innovation is key to long-term growth of company revenues and profits and, therefore, focuses solely on investing in disruptive innovation. We define “disruptive innovation” as the introduction of a technologically enabled new product or service that likely will change an industry landscape by creating simplicity and accessibility, while driving down costs. We believe innovation enables industry growth, facilitates convergence across different sectors of the economy, and drives long-term investment opportunities. Over time, innovation should displace industry incumbents, increase efficiencies, and gain majority market share.

Despite its potential, we think the full magnitude of disruptive innovation and the investment opportunities it creates often are unrecognized or misunderstood by traditional investors. For this reason, ARK’s disruptive innovation investment strategy is driven by our Research Ecosystem, which seeks to capitalize on rapid change through an open approach and the convergence of ideas. We believe that a combination of top-down and bottom-up research allows us to size the investment opportunity of disruptive innovation, and then detect and rank companies best positioned to benefit. We believe that our investment process and active management of high-conviction portfolios allows us to capitalize on rapid change and avoid industries and companies likely to be displaced by innovation.

The ARK ETFs include portfolio companies that we believe are leading and benefiting from cross-sector innovations centered around DNA sequencing, robotics, energy storage, blockchain technology, and artificial intelligence. On the following pages, you will find information relating to your ARK ETF investment. If you have any questions, I encourage you to contact your financial adviser or ARK directly. You also can find additional information, including our daily portfolio holdings, on the ARK ETF website located at: www.ark-funds.com.

We appreciate the opportunity to help you meet your investment goals and thank you for investing with us at the pace of innovation!

Sincerely,

Catherine D. Wood
Chief Investment Officer and Chief Executive Officer
ARK Investment Management LLC

Shareholder Expense Examples
(Unaudited)

As a shareholder of an ARK ETF (each, a “Fund” and collectively, “Funds”) you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples below are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2018 through January 31, 2019).

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Annualized Expense Ratios for the Period	Expenses Paid During the Period(a)
ARK Genomic Revolution ETF
Actual	$1,000.00	$979.00	0.75%	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Industrial Innovation ETF
Actual	$1,000.00	$977.60	0.75%	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Innovation ETF
Actual	$1,000.00	$996.10	0.75%	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Israel Innovative Technology ETF
Actual	$1,000.00	$1,045.40	0.49%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
ARK Web x.0 ETF
Actual	$1,000.00	$1,015.00	0.75%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
The 3D Printing ETF
Actual	$1,000.00	$939.70	0.66%	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.66%	$3.36
(a)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (the number of days in the period, then divided by 365).

Sector Diversification (as a percentage of total investments)
January 31, 2019 (Unaudited)

  ARK Genomic Revolution ETF (ARKG)

■ Health Care	93.8%
■ Information Technology	6.0
■ Money Market Fund	0.2
100.0

  ARK Industrial Innovation ETF (ARKQ)

■ Information Technology	49.1%
■ Consumer Discretionary	20.6
■ Communication Services	14.5
■ Industrials	10.0
■ Health Care	5.6
■ Money Market Fund	0.2
100.0

  ARK Innovation ETF (ARKK)

■ Health Care	35.4%
■ Information Technology	30.0
■ Communication Services	20.4
■ Consumer Discretionary	8.7
■ Financials	4.6
■ Industrials	0.7
■ Money Market Fund	0.2
100.0

ARK Israel Innovative
  Technology ETF (IZRL)

■ Information Technology	55.3%
■ Health Care	30.6
■ Industrials	7.3
■ Communication Services	6.7
■ Money Market Fund	0.1
100.0

  ARK Web x.0 ETF (ARKW)

■ Information Technology	37.6%
■ Communication Services	28.1
■ Consumer Discretionary	19.7
■ Financials	7.8
■ Health Care	6.7
■ Money Market Fund	0.1
100.0

  The 3D Printing ETF (PRNT)

■ Information Technology	57.8%
■ Industrials	31.0
■ Health Care	9.6
■ Materials	1.1
■ Money Market Fund	0.4
■ Consumer Staples	0.1
100.0

Schedule of Investments
ARK Genomic Revolution ETF

January 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.9%
Biotechnology — 63.1%
AquaBounty Technologies, Inc.*	308,880	$670,270
Arcturus Therapeutics Ltd.*†	853,784	4,268,920
Bellicum Pharmaceuticals, Inc.*	1,129,944	3,728,815
Bluebird Bio, Inc.*	105,998	14,143,313
Celgene Corp.*	28	2,477
Cellectis SA (France)*(a)	614,151	10,852,048
Cellular Biomedicine Group, Inc.*	53,336	947,781
CRISPR Therapeutics AG (Switzerland)*	430,585	13,963,872
Editas Medicine, Inc.*	963,561	20,938,180
Evogene Ltd. (Israel)*	264,062	620,546
Incyte Corp.*	76,816	6,190,601
Inovio Pharmaceuticals, Inc.*	1,956,349	9,801,308
Intellia Therapeutics, Inc.*	1,564,662	22,124,321
Invitae Corp.*	1,860,504	26,195,896
Ionis Pharmaceuticals, Inc.*	177,510	10,295,580
Iovance Biotherapeutics, Inc.*	760,760	6,960,954
Organovo Holdings, Inc.*	4,403,190	4,447,222
Pluristem Therapeutics, Inc.*	3,108,042	3,574,248
Regeneron Pharmaceuticals, Inc.*	13,096	5,621,720
Rubius Therapeutics, Inc.*	346,810	4,747,829
Seres Therapeutics, Inc.*	1,078,589	6,644,108
Syros Pharmaceuticals, Inc.*	619,096	3,708,385
Veracyte, Inc.*	877,151	15,955,377
Total Biotechnology		196,403,771
Health Care Equipment & Supplies — 2.2%
Cerus Corp.*	1,141,982	6,806,213

Investments	Shares	Value
Health Care Technology — 7.1%
Medidata Solutions, Inc.*	212,284	$15,063,673
Teladoc Health, Inc.*	110,112	7,069,190
Total Health Care Technology		22,132,863
Life Sciences Tools & Services — 18.9%
Codexis, Inc.*	279,823	5,266,269
Compugen Ltd. (Israel)*	2,565,620	8,851,389
Illumina, Inc.*	99,663	27,884,711
NanoString Technologies, Inc.*	762,202	16,951,372
Total Life Sciences Tools & Services		58,953,741
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	166,933	8,241,482
Semiconductors & Semiconductor Equipment — 3.2%
NVIDIA Corp.	68,899	9,904,231
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	51,475	8,567,499
Total Common Stocks (Cost $325,575,148)		311,009,800
MONEY MARKET FUND — 0.2%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 2.31%(b) (Cost $667,208)	667,208	667,208
Total Investments — 100.1% (Cost $326,242,356)		311,677,008
Liabilities in Excess of Other Assets — (0.1)%		(158,460)
Net Assets — 100.0%		$311,518,548

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2019 is as follows:

Value ($) at 7/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Number of Shares at 1/31/2019	Value ($) at 1/31/2019
Common Stocks — 1.4%
Biotechnology — 1.4%
Arcturus Therapeutics Ltd.†
4,728,432	2,438,826	(419,313)	132	(2,479,157)	—	853,784	4,268,920
*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2019.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Genomic Revolution ETF

January 31, 2019 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2019, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$311,009,800	$—	$—	$311,009,800
Money Market Fund	667,208	—	—	667,208
Total	$311,677,008	$—	$—	$311,677,008
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Industrial Innovation ETF

January 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.8%
Aerospace & Defense — 4.8%
Aerovironment, Inc.*	56,686	$4,402,235
Elbit Systems Ltd. (Israel)	15,777	1,941,044
Kratos Defense & Security Solutions, Inc.*	119,953	1,858,072
Total Aerospace & Defense		8,201,351
Auto Components — 4.1%
Aptiv PLC	89,544	7,085,617
Automobiles — 12.2%
Daimler AG (Germany)(a)	129,032	1,907,093
General Motors Co.	45,894	1,790,784
Tesla, Inc.*	55,884	17,157,506
Total Automobiles		20,855,383
Biotechnology — 1.1%
Organovo Holdings, Inc.*	1,856,247	1,874,809
Electronic Equipment, Instruments & Components — 4.7%
Cognex Corp.	68,945	3,136,998
Trimble, Inc.*	130,249	4,905,177
Total Electronic Equipment, Instruments & Components		8,042,175
Health Care Equipment & Supplies — 4.5%
Align Technology, Inc.*	20,859	5,192,848
Intuitive Surgical, Inc.*	4,926	2,579,451
Total Health Care Equipment & Supplies		7,772,299
Interactive Media & Services — 14.5%
Alphabet, Inc., Class C*	2,957	3,301,106
Baidu, Inc. (China)*(a)	87,810	15,158,640
Tencent Holdings Ltd. (China)(a)	141,834	6,327,215
Total Interactive Media & Services		24,786,961
Internet & Direct Marketing Retail — 4.3%
Amazon.com, Inc.*	2,229	3,831,049
JD.com, Inc. (China)*(a)	72,204	1,794,270
Rakuten, Inc. (Japan)(a)	226,892	1,711,900
Total Internet & Direct Marketing Retail		7,337,219
Machinery — 5.2%
Deere & Co.	10,647	1,746,108
ExOne Co. (The)*	379,952	3,419,568
Proto Labs, Inc.*	29,696	3,686,758
Total Machinery		8,852,434

Investments	Shares	Value
Semiconductors & Semiconductor Equipment — 17.6%
Infineon Technologies AG (Germany)(a)	738	$16,428
NVIDIA Corp.	87,203	12,535,431
NXP Semiconductors NV (Netherlands)	25,007	2,176,359
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	41,637	1,566,384
Teradyne, Inc.	301,669	10,857,067
Xilinx, Inc.	26,191	2,931,821
Total Semiconductors & Semiconductor Equipment		30,083,490
Software — 12.4%
2U, Inc.*	75,532	4,293,994
ANSYS, Inc.*	10,664	1,752,628
Autodesk, Inc.*	23,344	3,436,237
Materialise NV (Belgium)*(a)	508,590	8,406,993
Splunk, Inc.*	26,714	3,334,976
Total Software		21,224,828
Technology Hardware, Storage & Peripherals — 14.4%
Apple, Inc.	19,801	3,295,678
Nano Dimension Ltd. (Israel)*(a)	513,079	492,761
Stratasys Ltd.*	813,828	20,777,029
Total Technology Hardware, Storage & Peripherals		24,565,468
Total Common Stocks (Cost $161,192,548)		170,682,034
MONEY MARKET FUND — 0.2%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 2.31%(b) (Cost $333,357)	333,357	333,357
Total Investments — 100.0% (Cost $161,525,905)		171,015,391
Liabilities in Excess of Other Assets — (0.0)%(c)		(77,319)
Net Assets — 100.0%		$170,938,072

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2019.
(c)	Less than 0.05%

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Industrial Innovation ETF

January 31, 2019 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2019, based upon the three levels defined above:

ARK Industrial Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$170,682,034	$—	$—	$170,682,034
Money Market Fund	333,357	—	—	333,357
Total	$171,015,391	$—	$—	$171,015,391
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Innovation ETF

January 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.8%
Automobiles — 8.7%
Tesla, Inc.*	383,558	$117,759,977
Biotechnology — 20.4%
Cellectis SA (France)*(a)	60,543	1,069,795
CRISPR Therapeutics AG (Switzerland)*	893,772	28,985,026
Editas Medicine, Inc.*	2,130,479	46,295,309
Intellia Therapeutics, Inc.*†	4,304,179	60,861,091
Invitae Corp.*†	5,284,893	74,411,294
Organovo Holdings, Inc.*†	10,155,813	10,257,371
Seres Therapeutics, Inc.*†	2,348,727	14,468,158
Syros Pharmaceuticals, Inc.*	1,676,270	10,040,857
Veracyte, Inc.*	1,677,985	30,522,547
Total Biotechnology		276,911,448
Consumer Finance — 2.5%
LendingClub Corp.*	10,600,997	33,817,180
Entertainment — 4.8%
Netflix, Inc.*	119,195	40,466,703
Spotify Technology SA*	186,483	25,259,122
Total Entertainment		65,725,825
Health Care Equipment & Supplies — 1.9%
Cerus Corp.*	4,208,669	25,083,667
Health Care Technology — 3.4%
Medidata Solutions, Inc.*	414,124	29,386,239
Teladoc Health, Inc.*	261,024	16,757,741
Total Health Care Technology		46,143,980
Interactive Media & Services — 15.6%
Baidu, Inc. (China)*(a)	382,640	66,055,143
Tencent Holdings Ltd. (China)(a)	1,113,550	49,675,466
Twitter, Inc.*	1,789,665	60,061,157
Zillow Group, Inc., Class C*	1,024,690	35,956,372
Total Interactive Media & Services		211,748,138
IT Services — 5.2%
Square, Inc., Class A*	990,498	70,672,032
Life Sciences Tools & Services — 9.8%
Compugen Ltd. (Israel)*†	4,541,489	15,668,137
Illumina, Inc.*	220,907	61,807,570
NanoString Technologies, Inc.*†	2,491,008	55,400,018
Total Life Sciences Tools & Services		132,875,725

Investments	Shares	Value
Machinery — 0.7%
ExOne Co. (The)*†	1,038,734	$9,348,606
Semiconductors & Semiconductor Equipment — 9.6%
NVIDIA Corp.	517,505	74,391,344
Teradyne, Inc.	1,559,602	56,130,076
Total Semiconductors & Semiconductor Equipment		130,521,420
Software — 6.4%
2U, Inc.*	248,204	14,110,397
Materialise NV (Belgium)*(a)	1,659,433	27,430,427
salesforce.com, Inc.*	166,514	25,305,133
Splunk, Inc.*	164,640	20,553,658
Total Software		87,399,615
Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc.	96,397	16,044,317
Stratasys Ltd.*†	4,019,366	102,614,414
Total Technology Hardware, Storage & Peripherals		118,658,731
Thrifts & Mortgage Finance — 2.0%
LendingTree, Inc.*	93,742	27,779,504
Total Common Stocks (Cost $1,302,988,949)		1,354,445,848
UNIT TRUST — 0.1%
Financials — 0.1%
Grayscale Bitcoin Trust BTC* (Cost $1,207,963)	276,764	1,104,288
MONEY MARKET FUND — 0.2%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 2.31%(b) (Cost $3,178,992)	3,178,992	3,178,992
Total Investments — 100.1% (Cost $1,307,375,904)		1,358,729,128
Liabilities in Excess of Other Assets – (0.1)%		(1,342,583)
Net Assets – 100.0%		$1,357,386,545

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Innovation ETF

January 31, 2019 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2019 is as follows:

Value ($) at 7/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Number of Shares at 1/31/2019	Value ($) at 1/31/2019
Common Stocks — 25.3%
Machinery — 0.7%
ExOne (The) Co.†
6,055,623	2,189,666	(838,115)	78,796	1,862,636	—	1,038,734	9,348,606
Biotechnology — 11.8%
Intellia Therapeutics, Inc.†
77,985,526	36,509,028	(8,246,587)	139,179	(45,526,055)	—	4,304,179	60,861,091
Invitae Corp.†
48,666,304	19,396,931	(20,736,935)	3,423,061	23,661,933	—	5,284,893	74,411,294
Organovo Holdings, Inc.†
10,058,480	3,015,783	(968,059)	(21,115)	(1,827,718)	—	10,155,813	10,257,371
Seres Therapeutics, Inc.†
14,870,069	4,562,716	(1,559,563)	(474,830)	(2,930,234)	—	2,348,727	14,468,158
Life Sciences Tools & Services — 5.2%
Compugen Ltd.†
11,774,722	4,032,564	(1,223,778)	136,466	948,163	—	4,541,489	15,668,137
NanoString Technologies, Inc.†
28,112,857	11,512,546	(9,444,393)	2,002,311	23,216,697	—	2,491,008	55,400,018
Technology Hardware, Storage & Peripherals — 7.6%
Stratasys Ltd.†
81,435,905	28,768,369	(33,574,951)	932,116	25,052,975	—	4,019,366	102,614,414
278,959,486	109,987,603	(76,592,381)	6,215,984	24,458,397	—	34,184,209	343,029,089

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2019.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2019, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,354,445,848	$—	$—	$1,354,445,848
Unit Trust*	1,104,288	—	—	1,104,288
Money Market Fund	3,178,992	—	—	3,178,992
Total	$1,358,729,128	$—	$—	$1,358,729,128
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Israel Innovative Technology ETF

January 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 97.2%
Aerospace & Defense — 4.7%
Elbit Systems Ltd. (Israel)	3,986	$492,528
FMS Enterprises Migun Ltd. (Israel)	18,847	524,658
Total Aerospace & Defense		1,017,186
Biotechnology — 10.8%
Galmed Pharmaceuticals Ltd. (Israel)*	58,048	459,160
Intec Pharma Ltd. (Israel)*	60,722	476,060
Kamada Ltd. (Israel)*	92,907	489,919
Pluristem Therapeutics, Inc.*	443,098	509,483
UroGen Pharma Ltd.*	9,709	402,147
Total Biotechnology		2,336,769
Communications Equipment — 17.0%
AudioCodes Ltd. (Israel)	38,496	538,944
Ceragon Networks Ltd. (Israel)*	126,339	559,682
Gilat Satellite Networks Ltd. (Israel)*	54,935	525,421
Ituran Location and Control Ltd. (Israel)	15,479	510,033
RADCOM Ltd. (Israel)*	62,092	510,396
Radware Ltd. (Israel)*	21,645	524,026
Silicom Ltd. (Israel)*	14,673	518,104
Total Communications Equipment		3,686,606
Diversified Telecommunication — 2.0%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	543,019	435,120
Electronic Equipment, Instruments & Components — 2.4%
Orbotech Ltd. (Israel)*	8,576	525,966
Health Care Equipment & Supplies — 6.7%
Brainsway Ltd. (Israel)*	85,087	480,514
Intercure Ltd. (Israel)*	348,013	975,491
Total Health Care Equipment & Supplies		1,456,005
IT Services — 4.8%
Matrix IT Ltd. (Israel)	42,283	512,116
Wix.com Ltd. (Israel)*	4,874	532,972
Total IT Services		1,045,088
Life Sciences Tools & Services — 2.7%
Compugen Ltd. (Israel)*	165,534	571,093
Pharmaceuticals — 9.6%
Foamix Pharmaceuticals Ltd. (Israel)*	126,907	459,403
Redhill Biopharma Ltd. (Israel)*(a)	71,252	591,392
Taro Pharmaceutical Industries Ltd.	5,382	512,043
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	26,409	524,219
Total Pharmaceuticals		2,087,057
Professional Services — 2.4%
Danel Adir Yeoshua Ltd. (Israel)	10,203	525,678

Investments	Shares	Value
Semiconductors & Semiconductor Equipment — 12.3%
Camtek Ltd. (Israel)	71,148	$508,708
Mellanox Technologies Ltd. (Israel)*	5,933	554,201
Nova Measuring Instruments Ltd. (Israel)*	21,247	523,739
SolarEdge Technologies, Inc.*	13,147	575,707
Tower Semiconductor Ltd. (Israel)*	34,256	510,072
Total Semiconductors & Semiconductor Equipment		2,672,427
Software — 14.5%
Attunity Ltd. (Israel)*	20,115	499,858
Check Point Software Technologies Ltd. (Israel)*	4,715	527,703
CyberArk Software Ltd. (Israel)*	6,359	558,066
Hilan Ltd. (Israel)	20,556	512,691
Nice Ltd. (Israel)*(a)	4,739	521,053
Sapiens International Corp. NV (Israel)	41,807	510,045
Total Software		3,129,416
Technology Hardware, Storage & Peripherals — 2.8%
Stratasys Ltd.*	23,638	603,478
Wireless Telecommunication Services — 4.5%
Cellcom Israel Ltd. (Israel)*	91,958	484,915
Partner Communications Co. Ltd. (Israel)*	107,558	488,180
Total Wireless Telecommunication Services		973,095
Total Common Stocks (Cost $19,962,266)		21,064,984
MONEY MARKET FUND — 0.1%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 2.31%(b) (Cost $16,189)	16,189	16,189
Total Investments — 97.3% (Cost $19,978,455)		21,081,173
Other Assets in Excess of Liabilities — 2.7%		585,223
Net Assets — 100.0%		$21,666,396

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2019.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Israel Innovative Technology ETF

January 31, 2019 (Unaudited)

Country	Value	% of Net Assets
Israel	$18,462,126	85.1%
United States	2,619,047	12.2
Total Investments	21,081,173	97.3
Other Assets in Excess of Liabilities	585,223	2.7
Net Assets	$21,666,396	100.0%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2019, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$21,064,984	$—	$—	$21,064,984
Money Market Fund	16,189	—	—	16,189
Total	$21,081,173	$—	$—	$21,081,173
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Web x.0 ETF

January 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.1%
Automobiles — 7.0%
Tesla, Inc.*	106,724	$32,766,402
Biotechnology — 3.3%
Veracyte, Inc.*	859,573	15,635,633
Consumer Finance — 3.2%
LendingClub Corp.*	4,619,968	14,737,698
Entertainment — 8.3%
Netflix, Inc.*	70,919	24,077,000
Spotify Technology SA*	107,855	14,608,960
Total Entertainment		38,685,960
Health Care Technology — 3.3%
Medidata Solutions, Inc.*	125,913	8,934,787
Teladoc Health, Inc.*	101,286	6,502,561
Total Health Care Technology		15,437,348
Interactive Media & Services — 19.9%
Baidu, Inc. (China)*(a)	137,504	23,737,316
Eventbrite, Inc., Class A*	160,198	4,807,542
Tencent Holdings Ltd. (China)(a)	577,247	25,750,989
Twitter, Inc.*	673,781	22,612,090
Zillow Group, Inc., Class C*	450,137	15,795,307
Total Interactive Media & Services		92,703,244
Internet & Direct Marketing Retail — 12.7%
Alibaba Group Holding Ltd. (China)*(a)	77,799	13,108,354
Amazon.com, Inc.*	9,573	16,453,402
GrubHub, Inc.*	163,386	13,136,235
MercadoLibre, Inc. (Argentina)*	18,415	6,703,060
Pinduoduo, Inc. (China)*(a)	340,240	9,938,410
Total Internet & Direct Marketing Retail		59,339,461
IT Services — 11.8%
PayPal Holdings, Inc.*	110,798	9,834,430
Shopify, Inc., Class A (Canada)*	71,833	12,101,705
Square, Inc., Class A*	390,253	27,844,552
Twilio, Inc., Class A*	47,496	5,287,255
Total IT Services		55,067,942
Semiconductors & Semiconductor Equipment — 11.7%
Advanced Micro Devices, Inc.*	603,683	14,735,902
NVIDIA Corp.	213,695	30,718,656
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	908	34,159
Xilinx, Inc.	81,795	9,156,133
Total Semiconductors & Semiconductor Equipment		54,644,850

Investments	Shares	Value
Software — 14.1%
2U, Inc.*	164,025	$9,324,821
Adobe, Inc.*	30,388	7,530,754
Atlassian Corp. PLC, Class A*	51,573	5,074,783
Cloudera, Inc.*	674,101	9,100,363
HubSpot, Inc.*	56,496	8,943,882
salesforce.com, Inc.*	64,875	9,859,054
Splunk, Inc.*	71,900	8,975,996
Zuora, Inc., Class A*	325,062	7,034,342
Total Software		65,843,995
Thrifts & Mortgage Finance — 3.8%
LendingTree, Inc.*	60,432	17,908,419
Total Common Stocks (Cost $443,045,744)		462,770,952
UNIT TRUST — 0.9%
Financials — 0.9%
Grayscale Bitcoin Trust BTC* (Cost $5,115,068)	975,278	3,891,359
MONEY MARKET FUND — 0.1%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 2.31%(b) (Cost $488,469)	488,469	488,469
Total Investments — 100.1% (Cost $448,649,281)		467,150,780
Liabilities in Excess of Other Assets — (0.1)%		(247,976)
Net Assets — 100.0%		$466,902,804

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2019.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Web x.0 ETF

January 31, 2019 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2019, based upon the three levels defined above:

ARK Web x.0 ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$462,770,952	$—	$—	$462,770,952
Unit Trust*	3,891,359	—	—	3,891,359
Money Market Fund	488,469	—	—	488,469
Total	$467,150,780	$—	$—	$467,150,780
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
The 3D Printing ETF

January 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.5%
Aerospace & Defense — 2.4%
Arconic, Inc.	22,053	$415,037
Hexcel Corp.	808	54,710
Moog, Inc., Class A	5,546	496,201
Total Aerospace & Defense		965,948
Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	4,472	471,349
Biotechnology — 4.8%
Organovo Holdings, Inc.*	1,924,740	1,943,987
Chemicals — 0.8%
Arkema SA (France)	530	50,302
DowDuPont, Inc.	870	46,815
Eastman Chemical Co.	626	50,468
Evonik Industries AG (Germany)	1,505	41,102
Koninklijke DSM N.V. (Netherlands)	553	51,637
PolyOne Corp.	1,598	51,727
Toray Industries, Inc. (Japan)	6,799	50,366
Total Chemicals		342,417
Electrical Equipment — 1.2%
AMETEK, Inc.	6,705	488,794
Electronic Equipment, Instruments & Components — 12.0%
FARO Technologies, Inc.*	10,958	465,934
Hexagon AB, Class B (Sweden)	9,948	485,507
Renishaw PLC (United Kingdom)	39,439	2,415,699
Trimble, Inc.*	40,030	1,507,530
Total Electronic Equipment, Instruments & Components		4,874,670
Health Care Equipment & Supplies — 4.8%
Align Technology, Inc.*	2,238	557,150
Medtronic PLC	5,074	448,491
NuVasive, Inc.*	9,510	476,831
Stryker Corp.	2,728	484,411
Total Health Care Equipment & Supplies		1,966,883
Industrial Conglomerates — 2.4%
3M Co.	259	51,878
General Electric Co.	48,854	496,357
Siemens AG (Germany)	4,021	440,820
Total Industrial Conglomerates		989,055
Machinery — 21.5%
ExOne Co. (The)*	283,410	2,550,690
Prodways Group SA (France)*	638,505	2,316,734
Proto Labs, Inc.*	11,752	1,459,011
Sandvik AB (Sweden)	3,391	54,078
SLM Solutions Group AG (Germany)*	187,328	2,337,124
Total Machinery		8,717,637
Metals & Mining — 0.3%
Allegheny Technologies, Inc.*	2,010	55,054
Carpenter Technology Corp.	1,174	55,483
Total Metals & Mining		110,537

Investments	Shares	Value
Professional Services — 2.3%
Arrk Corp. (Japan)*	616,201	$492,169
Bertrandt AG (Germany)	5,394	462,429
Total Professional Services		954,598
Semiconductors & Semiconductor Equipment — 1.4%
Ultra Clean Holdings, Inc.*	47,765	566,493
Software — 21.1%
ANSYS, Inc.*	9,041	1,485,888
Autodesk, Inc.*	10,434	1,535,885
Dassault Systemes (France)	11,533	1,446,130
Materialise NV (Belgium)*(a)	80,473	1,330,219
Microsoft Corp.	13,469	1,406,567
PTC, Inc.*	16,224	1,375,633
Total Software		8,580,322
Technology Hardware, Storage & Peripherals — 23.3%
3D Systems Corp.*	188,818	2,409,318
Eastman Kodak Co.*	16,011	46,592
HP Inc.	99,423	2,190,289
MGI Digital Graphic Technology (France)*	42,859	2,165,835
Stratasys Ltd.*	101,112	2,581,389
Xerox Corp.	2,143	60,454
Total Technology Hardware, Storage & Peripherals		9,453,877
Total Common Stocks (Cost $42,462,350)		40,426,567
PREFERRED STOCK — 0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $57,853)	452	43,914
MONEY MARKET FUND — 0.4%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 2.31%(b) (Cost $156,093)	156,093	156,093
Total Investments — 100.0% (Cost $42,676,296)		40,626,574
Other Assets in Excess of Liabilities — 0.0%(c)		1,286
Net Assets — 100.0%		$40,627,860

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2019.
(c)	Less than 0.05%

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
The 3D Printing ETF

January 31, 2019 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2019, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$40,426,567	$—	$—	$40,426,567
Preferred Stock*	43,914	—	—	43,914
Money Market Fund	156,093	—	—	156,093
Total	$40,626,574	$—	$—	$40,626,574
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

January 31, 2019 (Unaudited)

	ARK Genomic Revolution ETF	ARK Industrial Innovation ETF	ARK Innovation ETF	ARK Israel Innovative Technology ETF	ARK Web x.0 ETF	The 3D Printing ETF
ASSETS:
Investments in non-affiliated securities at value (Note 2)	$307,408,088	$171,015,391	$1,015,700,039	$21,081,173	$467,150,780	$40,626,574
Investments in affiliated securities at value (Note 2)	4,268,920	—	343,029,089	—	—	—
Cash	—	—	—	598,464	—	—
Foreign currency	—	—	—	—	—	6
Receivables:
Dividends and Interest	1,623	10,922	6,432	367	2,648	13,195
Capital shares sold	—	—	26,850	—	4,681	—
Investment securities sold	2,414,653	602,520	9,471,542	—	718,023	—
Reclaims	844	9,177	—	—	—	8,651
Total Assets	314,094,128	171,638,010	1,368,233,952	21,680,004	467,876,132	40,648,426
LIABILITIES:
Due to custodian for foreign currency	—	—	—	5,554	—	—
Payables:
Investment securities purchased	2,390,820	598,511	10,058,020	—	702,124	—
Management fees (Note 3)	184,760	101,427	789,387	7,882	271,204	20,242
Other accrued expenses	—	—	—	172	—	324
Total Liabilities	2,575,580	699,938	10,847,407	13,608	973,328	20,566
NET ASSETS	$311,518,548	$170,938,072	$1,357,386,545	$21,666,396	$466,902,804	$40,627,860
NET ASSETS CONSIST OF:
Paid-in capital	$316,737,716	$165,150,524	$1,322,857,839	$21,438,123	$463,562,137	$44,468,929
Total distributable earnings\accumulated (loss)	(5,219,168)	5,787,548	34,528,706	228,273	3,340,667	(3,841,069)
NET ASSETS	$311,518,548	$170,938,072	$1,357,386,545	$21,666,396	$466,902,804	$40,627,860
Shares outstanding	11,055,000	5,150,000	31,600,000	1,025,001	9,450,000	1,800,001
Net asset value, per share	$28.18	$33.19	$42.96	$21.14	$49.41	$22.57
Investments in non-affiliated securities at cost	$319,926,183	$161,525,905	$996,028,590	$19,978,455	$448,649,281	$42,676,296
Investments in affiliated securities at cost	$6,316,173	$—	$311,347,314	$—	$—	$—
Foreign currency at cost	$—	$—	$—	$—	$—	$13

See accompanying Notes to Financial Statements.

Statements of Operations

For the Period Ended January 31, 2019 (Unaudited)

	ARK Genomic Revolution ETF	ARK Industrial Innovation ETF	ARK Innovation ETF	ARK Israel Innovative Technology ETF	ARK Web x.0 ETF	The 3D Printing ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$99,256	$311,330	$671,394	$155,705	$410,550	$127,545
Foreign withholding tax	—	(10,270)	(146)	(32,116)	(5,704)	(2,763)
Total Income	99,256	301,060	671,248	123,589	404,846	124,782
EXPENSES:
Management fees (Note 3)	1,097,617	643,080	4,819,583	52,404	2,092,969	144,735
Other expenses	—	—	—	1,105	—	2,285
Total Expenses	1,097,617	643,080	4,819,583	53,509	2,092,969	147,020
Net Investment Income (Loss)(1)	(998,361)	(342,020)	(4,148,335)	70,080	(1,688,123)	(22,238)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	10,306,764	(3,392,476)	(15,976,026)	(172,178)	(32,732,660)	(600,231)
Investments in affiliated securities	—	—	(351,778)	—	—	—
Foreign currency transactions	—	—	—	(2,033)	—	13,228
In-kind redemptions – Non-affiliated securities	5,337,461	3,713,724	15,907,400	121,572	22,367,332	562,086
In-kind redemptions – Affiliated securities	132	—	6,567,762	—	—	—
Net realized gain (loss)	15,644,357	321,248	6,147,358	(52,639)	(10,365,328)	(24,917)
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	(31,626,144)	(6,433,550)	(49,605,688)	837,976	3,293,894	(3,019,097)
Investments in affiliated securities	(2,479,157)	—	20,144,766	—	—	—
Foreign currency translation	—	—	—	(68)	—	537
Change in unrealized appreciation (depreciation)	(34,105,301)	(6,433,550)	(29,460,922)	837,908	3,293,894	(3,018,560)
Net realized and unrealized gain (loss) on investments and foreign currency translation	(18,460,944)	(6,112,302)	(23,313,564)	785,269	(7,071,434)	(3,043,477)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(19,459,305)	$(6,454,322)	$(27,461,899)	$855,349	$(8,759,557)	$(3,065,715)
(1)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution ETF			ARK Industrial Innovation ETF
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018		Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
OPERATIONS:
Net investment loss(1)	$(998,361)	$(617,801)		$(342,020)	$(190,681)
Net realized gain on investments and foreign currency transactions	15,644,357	2,160,825		321,248	10,491,183
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(34,105,301)	17,342,837		(6,433,550)	4,650,537
Net increase (decrease) in net assets resulting from operations	(19,459,305)	18,885,861		(6,454,322)	14,951,039
DISTRIBUTIONS TO SHAREHOLDERS	(4,922,219)	(706,172	)(2)	(4,348,609)	(1,776,215	)(2)(3)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	129,970,911	190,475,551		40,290,618	92,615,079
Cost of shares redeemed	(26,185,817)	—		(13,997,128)	(16,919,964)
Net increase in net assets resulting from shareholder transactions	103,785,094	190,475,551		26,293,490	75,695,115
Increase in net assets	79,403,570	208,655,240		15,490,559	88,869,939
NET ASSETS:
Beginning of period	232,114,978	23,459,738		155,447,513	66,577,574
End of period	$311,518,548	$232,114,978	(4)	$170,938,072	$155,447,513	(4)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,905,000	1,055,000		4,450,000	2,250,000
Shares sold	4,200,000	6,850,000		1,150,000	2,700,000
Shares redeemed	(1,050,000)	—		(450,000)	(500,000)
Shares outstanding, end of period	11,055,000	7,905,000		5,150,000	4,450,000
(1)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(2)	Distributions from realized gain of $706,172 and $1,694,245, respectively.
(3)	Distributions from net investment income of $81,970.
(4)	Includes accumulated net investment loss and undistributed net investment income of $(101,095) and $130,568, respectively.

See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued)

	ARK Innovation ETF			ARK Israel Innovative Technology ETF
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018		Six Months Ended January 31, 2019 (Unaudited)	December 5, 2017* to July 31, 2018
OPERATIONS:
Net investment income (loss)(1)	$(4,148,335)	$(1,734,925)		$70,080	$(3,475)
Net realized gain (loss) on investments and foreign currency transactions	6,147,358	54,980,969		(52,639)	(72,998)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(29,460,922)	71,608,755		837,908	264,742
Net increase (decrease) in net assets resulting from operations	(27,461,899)	124,854,799		855,349	188,269
DISTRIBUTIONS TO SHAREHOLDERS	(34,468,980)	(4,949,242	)(2)(3)	(586,392)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	365,282,272	1,044,758,824		520,553	23,747,738
Cost of shares redeemed	(116,553,033)	(79,889,522)		(1,019,314)	(2,039,807)
Net increase (decrease) in net assets resulting from shareholder transactions	248,729,239	964,869,302		(498,761)	21,707,931
Increase (Decrease) in net assets	186,798,360	1,084,774,859		(229,804)	21,896,200
NET ASSETS:
Beginning of period	1,170,588,185	85,813,326		21,896,200	—
End of period	$1,357,386,545	$1,170,588,185	(4)	$21,666,396	$21,896,200 (4)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	26,300,000	2,900,000		1,050,001	—
Shares sold	8,250,000	25,450,000		25,000	1,150,001
Shares redeemed	(2,950,000)	(2,050,000)		(50,000)	(100,000)
Shares outstanding, end of period	31,600,000	26,300,000		1,025,001	1,050,001
*	Commencement of operations.
(1)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(2)	Distributions from net investment income of $916,951.
(3)	Distributions from realized gain of $4,032,291.
(4)	Includes undistributed net investment income of $1,582,758 and $343,718, respectively.

See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (concluded)

	ARK Web x.0 ETF			The 3D Printing ETF
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018		Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
OPERATIONS:
Net investment loss(1)	$(1,688,123)	$(584,369)		$(22,238)	$(77,918)
Net realized gain (loss) on investments and foreign currency transactions	(10,365,328)	80,935,098		(24,917)	51,874
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,293,894	2,212,690		(3,018,560)	(1,373,353)
Net increase (decrease) in net assets resulting from operations	(8,759,557)	82,563,419		(3,065,715)	(1,399,397)
DISTRIBUTIONS TO SHAREHOLDERS	(50,115,280)	(4,861,909	)(2)(3)	(292,707)	(1,001,091	)(3)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	45,520,264	605,904,119		—	16,416,211
Cost of shares redeemed	(192,018,696)	(79,438,968)		(3,233,485)	(2,522,373)
Net increase (decrease) in net assets resulting from shareholder transactions	(146,498,432)	526,465,151		(3,233,485)	13,893,838
Increase (Decrease) in net assets	(205,373,269)	604,166,661		(6,591,907)	11,493,350
NET ASSETS:
Beginning of period	672,276,073	68,109,412		47,219,767	35,726,417
End of period	$466,902,804	$672,276,073	(4)	$40,627,860	$47,219,767	(4)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	12,200,000	1,850,000		1,950,001	1,400,001
Shares sold	900,000	11,950,000		—	650,000
Shares redeemed	(3,650,000)	(1,600,000)		(150,000)	(100,000)
Shares outstanding, end of period	9,450,000	12,200,000		1,800,001	1,950,001
(1)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(2)	Distributions from net investment income of $656,264.
(3)	Distributions from realized gain of $4,205,645 and $1,001,091, respectively.
(4)	Includes undistributed net investment income of $1,527,144 and $0, respectively.

See accompanying Notes to Financial Statements.

Financial Highlights
ARK Genomic Revolution ETF

For a share outstanding throughout each period presented.

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018	For the Period Ended July 31, 2017†		Year Ended August 31, 2016	For the Period October 31, 2014(1) through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$29.36		$22.24	$18.03		$20.85	$20.00
Net investment loss(2)	(0.10)		(0.18)	(0.12)		(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.61)		7.63	4.33		(2.70)	0.94
Total gain (loss) from investment operations	(0.71)		7.45	4.21		(2.82)	0.85
Distributions to shareholders:
Realized gains	(0.47)		(0.33)	—		—	—
Total distributions	(0.47)		(0.33)	—		—	—
Net asset value, end of period	$28.18		$29.36	$22.24		$18.03	$20.85
Market value, end of period	$28.22		$29.40	$22.29		$18.01	$21.13
Total Return at Net Asset Value(3)	(2.10)%		33.80%	23.34%		(13.52)%	4.25%
Total Return at Market Value(3)	(2.07)%		33.66%	23.77%		(14.77)%	5.65%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$311,519		$232,115	$23,460		$7,302	$8,444
Ratio to average net assets of:
Expenses	0.75	%(4)	0.75%	0.75	%(4)	0.90%	0.95	%(4)
Net investment loss(5)	(0.68	)%(4)	(0.64)%	(0.67	)%(4)	(0.67)%	(0.47	)%(4)
Portfolio turnover rate(6)	39%		80%	65%		77%	65%
†	The Trust changed its fiscal and tax reporting period from August 31 to July 31.
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Industrial Innovation ETF

For a share outstanding throughout each period presented.

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018	For the Period Ended July 31, 2017†		Year Ended August 31, 2016	For the Period September 30, 2014(1) through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$34.93		$29.59	$21.14		$18.33	$20.00
Net investment loss(2)	(0.07)		(0.05)	(0.07)		(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.83)		5.89	8.52		3.07	(1.60)
Total gain (loss) from investment operations	(0.90)		5.84	8.45		3.00	(1.67)
Distributions to shareholders:
Net investment income	—		(0.02)	—		—	—
Realized gains	(0.84)		(0.48)	—		(0.19)	—
Total distributions	(0.84)		(0.50)	—		(0.19)	—
Net asset value, end of period	$33.19		$34.93	$29.59		$21.14	$18.33
Market value, end of period	$33.26		$35.01	$29.63		$21.14	$18.43
Total Return at Net Asset Value(3)	(2.24)%		19.86%	39.97%		16.43%	(8.35)%
Total Return at Market Value(3)	(2.26)%		19.98%	40.16%		15.84%	(7.85)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$170,938		$155,448	$66,578		$15,853	$12,829
Ratio to average net assets of:
Expenses	0.75	%(4)	0.75%	0.75	%(4)	0.89%	0.95	%(4)
Net investment loss(5)	(0.40	)%(4)	(0.15)%	(0.31	)%(4)	(0.38)%	(0.40	)%(4)
Portfolio turnover rate(6)	33%		57%	44%		67%	86%
†	The Trust changed its fiscal and tax reporting period from August 31 to July 31.
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Innovation ETF

For a share outstanding throughout each period presented.

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018		For the Period Ended July 31, 2017†		Year Ended August 31, 2016	For the Period October 31, 2014(1) through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$44.51		$29.59		$20.60		$20.06	$20.00
Net investment loss(2)	(0.14)		(0.13)		(0.15)		(0.15)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.24)		15.54	(3)	9.14		1.16	0.18
Total gain (loss) from investment operations	(0.38)		15.41		8.99		1.01	0.06
Distributions to shareholders:
Net investment income	—		(0.09)		—		—	—
Realized gains	(1.17)		(0.40)		—		(0.47)	—
Total distributions	(1.17)		(0.49)		—		(0.47)	—
Net asset value, end of period	$42.96		$44.51		$29.59		$20.60	$20.06
Market value, end of period	$43.05		$44.55		$29.62		$20.61	$20.10
Total Return at Net Asset Value(4)	(0.39)%		52.38	%(3)	43.64%		4.98%	0.30%
Total Return at Market Value(4)	(0.26)%		52.38	%(3)	43.72%		4.90%	0.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,357,387		$1,170,588		$85,813		$9,271	$7,020
Ratio to average net assets of:
Expenses	0.75	%(5)	0.75%		0.75	%(5)	0.89%	0.95	%(5)
Net investment loss(6)	(0.65	)%(5)	(0.33)%		(0.67	)%(5)	(0.76)%	(0.69	)%(5)
Portfolio turnover rate(7)	53%		89%		70%		110%	108%
†	The Trust changed its fiscal and tax reporting period from August 31 to July 31.
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	The Adviser has reimbursed the Fund $15,998.59 for a procedural error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Israel Innovative Technology ETF

For a share outstanding throughout each period presented.

	Six Months Ended January 31, 2019 (Unaudited)		For the Period December 5, 2017(1) through July 31, 2018
Per Share Data:
Net asset value, beginning of period	$20.85		$20.00
Net investment income(2)	0.07		(0.00	)(3)
Net realized and unrealized gain on investments	0.79		0.85
Total gain from investment operations	0.86		0.85
Distributions to shareholders:
Net investment income	(0.57)		—
Total distributions	(0.57)		—
Net asset value, end of period	$21.14		$20.85
Market value, end of period	$21.17		$21.04
Total Return at Net Asset Value(4)	4.54%		4.27%
Total Return at Market Value(4)	3.80%		5.20%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$21,666		$21,896
Ratio to average net assets of:
Expenses	0.49	%(5)	0.49	%(5)
Net investment income (loss)(6)	0.64	%(5)	(0.03	)%(5)
Portfolio turnover rate(7)	21%		40%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Amount represents less than $0.005.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Web x.0 ETF

For a share outstanding throughout each period presented.

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018		For the Period Ended July 31, 2017†		Year Ended August 31, 2016	For the Period September 30, 2014(1) through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$55.10		$36.82		$24.42		$22.02	$20.00
Net investment loss(2)	(0.16)		(0.09)		(0.17)		(0.17)	(0.13)
Net realized and unrealized gain on investments	0.01		19.32	(3)	12.57		3.10	2.15
Total gain (loss) from investment operations	(0.15)		19.23		12.40		2.93	2.02
Distributions to shareholders:
Net investment income	—		(0.13)		—		—	—
Realized gains	(5.54)		(0.82)		—		(0.53)	—
Total distributions	(5.54)		(0.95)		—		(0.53)	—
Net asset value, end of period	$49.41		$55.10		$36.82		$24.42	$22.02
Market value, end of period	$49.52		$55.08		$36.85		$24.38	$21.92
Total Return at Net Asset Value(4)	1.50%		52.71	%(3)	50.77%		13.43%	10.10%
Total Return at Market Value(4)	1.72%		52.53	%(3)	51.15%		13.83%	9.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$466,903		$672,276		$68,109		$14,654	$12,111
Ratio to average net assets of:
Expenses	0.75	%(5)	0.75%		0.75	%(5)	0.89%	0.95	%(5)
Net investment loss(6)	(0.60	)%(5)	(0.18)%		(0.62	)%(5)	(0.78)%	(0.65	)%(5)
Portfolio turnover rate(7)	57%		68%		52%		86%	103%
†	The Trust changed its fiscal and tax reporting period from August 31 to July 31.
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	The Adviser has reimbursed the Fund $13,773.94 for a procedural error. The impact was deemed immaterial to realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (concluded)
The 3D Printing ETF

For a share outstanding throughout each period presented.

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018	For the Period Ended July 31, 2017†		For the Period July 19, 2016(1) through August 31, 2016
Per Share Data:
Net asset value, beginning of period	$24.22		$25.52	$20.81		$20.00
Net investment loss(2)	(0.01)		(0.04)	(0.03)		0.00	(3)
Net realized and unrealized gain (loss) on investments	(1.48)		(0.73)	4.74		0.81
Total gain (loss) from investment operations	(1.49)		(0.77)	4.71		0.81
Distributions to shareholders:
Net investment income	—		—	(0.00	)(3)	—
Realized gains	(0.16)		(0.53)	—		—
Total distributions	(0.16)		(0.53)	—		—
Net asset value, end of period	$22.57		$24.22	$25.52		$20.81
Market value, end of period	$22.42		$24.32	$25.52		$20.90
Total Return at Net Asset Value(4)	(6.03)%		(3.05)%	22.64%		4.05%
Total Return at Market Value(4)	(7.06)%		(2.64)%	22.11%		4.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$40,628		$47,220	$35,726		$6,243
Ratio to average net assets of:
Expenses	0.66	%(5)	0.66%	0.66	%(5)	0.67	%(5)
Net investment income (loss)(6)	(0.10	)%(5)	(0.17)%	(0.14	)%(5)	0.19	%(5)
Portfolio turnover rate(7)	16%		53%	65%		—%
†	The Trust changed its fiscal and tax reporting period from August 31 to July 31.
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Amount represents less than $0.005.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
January 31, 2019 (Unaudited)

1. Organization

ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on June 7, 2013. The Trust consists of six (6) investment portfolios: ARK Genomic Revolution ETF, ARK Industrial Innovation ETF, ARK Innovation ETF, ARK Israel Innovative Technology ETF, ARK Web x.0 ETF and The 3D Printing ETF (each, a “Fund” and collectively, “Funds”). Each Fund is classified as a non-diversified management investment company under the 1940 Act.

Effective November 30, 2018, the ARK Genomic Revolution Multi-Sector ETF changed its name to the ARK Genomic Revolution ETF.

On February 4, 2019, the Trust launched a seventh investment portfolio, the ARK Fintech Innovation ETF. Financial Highlights of the ARK Fintech Innovation ETF will be provided in the Annual Report to Shareholders for the fiscal year ending July 31, 2019.

The investment objective of ARK Genomic Revolution ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF is long-term growth of capital. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Trust changed its fiscal and tax reporting period from August 31 to July 31.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (“Adviser”) in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (“Board”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on the accrual basis.

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Currency Translation

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

Notes to Financial Statements (continued)
January 31, 2019 (Unaudited)

The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Management and Other Agreements

Management

Effective June 1, 2016, the ARK Genomic Revolution ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF each pay the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.75% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive structure. The 3D Printing ETF pays the Adviser a Management Fee of 0.65% in return for providing investment management and supervisory services under a comprehensive structure. The ARK Israel Innovative Technology ETF pays the Adviser a Management Fee of 0.48% in return for providing investment management and supervisory services under a comprehensive structure. Prior to June 1, 2016, the ARK Genomic Revolution ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF each paid an annualized rate of 0.95%. Subject to the supervision of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Administrator, Custodian, Transfer Agent and Accounting Agent

The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution

Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

Board of Trustees

Effective January 1, 2019, each Independent Trustee receives an annual retainer fee of $80,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. The Chairs of the Board and of the Audit Committee each also receive an additional annual retainer fee of $15,000 and $12,500, respectively, for service as such.

4. Creation and Redemption Transactions

As of January 31, 2019, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares (25,000 shares with respect to the ARK Israel Innovative Technology ETF). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

Notes to Financial Statements (continued)
January 31, 2019 (Unaudited)

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended January 31, 2019 were as follows:

Fund	Purchases	Sales
ARK Genomic Revolution ETF	$112,734,951	$118,185,685
ARK Industrial Innovation ETF	55,442,804	59,881,971
ARK Innovation ETF	677,539,247	713,721,654
ARK Israel Innovative Technology ETF	4,527,841	5,642,710
ARK Web x.0 ETF	318,358,751	369,182,576
The 3D Printing ETF	7,024,283	7,169,859

For the period ended January 31, 2019, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
ARK Genomic Revolution ETF	$129,531,973	$26,079,265
ARK Industrial Innovation ETF	40,099,760	13,936,425
ARK Innovation ETF	363,677,619	116,037,463
ARK Israel Innovative Technology ETF	520,157	1,016,016
ARK Web x.0 ETF	45,387,202	191,314,347
The 3D Printing ETF	—	3,226,533

6. Federal Income Tax

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2015 – 2017), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At July 31, 2018, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution ETF	$217,505,278	$21,645,135	$(7,048,823)	$14,596,312
ARK Industrial Innovation ETF	141,407,792	20,362,195	(6,323,121)	14,039,074
ARK Innovation ETF	1,099,112,381	108,825,955	(36,414,857)	72,411,099
ARK Israel Innovative Technology ETF	21,866,167	2,127,948	(2,088,868)	39,080
ARK Web x.0 ETF	656,267,523	37,618,342	(21,099,010)	16,519,333
The 3D Printing ETF	47,070,267	5,398,217	(5,375,085)	23,132

Notes to Financial Statements (continued)
January 31, 2019 (Unaudited)

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. For the period ended July 31, 2018, the Funds incurred and elected to defer to August 1, 2018 Post-October Losses and ordinary income losses as follows:

Fund	Late Year Ordinary Deferral	Capital Post-October Loss
ARK Genomic Revolution ETF	$—	$—
ARK Industrial Innovation ETF	—	—
ARK Innovation ETF	—	—
ARK Israel Innovative Technology ETF	—	—
ARK Web x.0 ETF	—	—
The 3D Printing ETF	—	797,732

At July 31, 2018, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
ARK Genomic Revolution ETF	$—	$—	$—
ARK Industrial Innovation ETF	—	—	—
ARK Innovation ETF	—	—	—
ARK Israel Innovative Technology ETF	608,779	—	608,779
ARK Web x.0 ETF	—	—	—
The 3D Printing ETF	—	—	—

7. Indemnification Obligations

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. Investment Concentration

Concentration Risk: The ARK Genomic Revolution ETF will be concentrated in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Industrial Innovation ETF will be concentrated in securities of issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Web x.0 ETF will be concentrated in securities of issuers having their principal business activities in the Internet information provider and catalog and mail order house industry. The 3D Printing ETF and the ARK Israel Innovative Technology ETF may each invest 25% or more of the value of its respective net assets in securities of issuers in any one industry or group of industries if the applicable index that the Fund replicates concentrates in an industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF will not be concentrated in any industry.

As of January 31, 2019, the ARK Genomic Revolution ETF had more than 25% of its assets invested in the biotechnology industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

9. New Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

Notes to Financial Statements (concluded)
January 31, 2019 (Unaudited)

On October 4, 2018, the Securities and Exchange Commission (the “SEC”) amended Regulation S-X to require certain financial statement disclosure requirements so as to conform to U.S. GAAP for investment companies. Effective November 4, 2018, the Funds adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of January 31, 2019, had no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Subsequent events occurring after the date of this Report have been evaluated for potential impact to this Report through the date the Report was issued, and it has been determined that no events have occurred that require disclosure.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-Q the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The most recent Form N-Q is available without charge, upon request, by calling 1-212-426-7040. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.

Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling 1-212-426-7040 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.

Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-212-426-7040 collect or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
3 E. 28th Street, 7th Floor
New York, NY 10016

Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

ARK Invest | 3 E. 28th Street, 7th Floor, New York, NY 10016 | 212.426.7040 | info@ark-invest.com | ark-funds.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded, as of a date within 90 days of the filing date of this Form N-CSR, that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	4/2/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	4/2/2019

By (Signature and Title)*	/s/ William C. Cox
William C. Cox, Treasurer and Chief Financial Officer
(principal financial officer)

Date	4/2/2019

* Print the name and title of each signing officer under his or her signature